Annual Total Returns [BarChart] - Carillon Eagle Small Cap Growth Fund - Class I	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	(1.62%)
Annual Return 2012	14.60%
Annual Return 2013	34.52%
Annual Return 2014	5.43%
Annual Return 2015	(0.50%)
Annual Return 2016	10.28%
Annual Return 2017	23.28%
Annual Return 2018	(10.17%)
Annual Return 2019	25.76%
Annual Return 2020	37.61%